Employees' leaving entitlement (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Changes to Employees' Leaving Entitlement

Changes to employees’ leaving entitlement occurring during 2018 and 2017 are analysed as follows:

Balance as at January 1, 2017	19,426
Current service cost	119
Interest expense	247
Benefits paid	(1,080)
Actuarial losses	108

Balance as at December 31, 2017	18,820
Current service cost	148
Interest expense	235
Benefits paid	(1,449)
Actuarial gains	(573)

Balance as at December 31, 2018	17,181

Summary of Assumptions Used in Determining Present Value of Defined Benefit Obligation Related to Employee Benefit Obligation

The principal assumptions used in determining the present value of such defined benefit obligation (“DBO”) related to the employee benefit obligation are reported as follows:

	31/12/18	31/12/17	01/01/17
Annual discount rate	1.57%	1.30%	1.31%
Annual future salary increase rate	0.00%	0.00%	0.00%
Annual inflation rate	1.50%	1.50%	1.50%
Annual DBO increase rate	2.625%	2.625%	2.625%
Mortality	RG48 mortality tables published by the General State Accounting
Inability	National Institute for Social Security tables, by age and sex
Retirement	100% upon achievement of AGO requisites
Annual frequency of turnover	4.00%	4.00%	4.00%
Annual frequency of DBO advances	2.00%	2.00%	2.00%

Summary of Quantitative Sensitivity Analysis for Significant Assumptions

A quantitative sensitivity analysis for significant assumptions impacting the DBO as at December 31, 2018 and 2017 is reported as follows:

	31/12/18	31/12/17
+1% on turnover rate	(68)	(118)
-1% on turnover rate	75	132
+0.25% on annual inflation rate	259	298
-0.25% on annual inflation rate	(256)	(292)
+0.25% on annual discount rate	(402)	(461)
-0.25% on annual discount rate	417	479

Schedule of Expected Payments or Contributions to Defined Benefit Plan	The following are the expected payments or contributions to the defined benefit plan in future years:

	31/12/18	31/12/17
Within 1 year	1,065	1,199
Between 2 and 5 years	4,181	4,441